Invested Assets and Investment Income - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Assets	$ 1,025,433	$ 978,818
Liabilities	972,945	925,858
Transfers out of level 1 and level 2 of fair value hierarchy assets	0	0
Segregated Funds Member
Disclosure of financial assets [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Other
Disclosure of financial assets [line items]
Equity method income	738	398
Securitized Assets | Total fair value
Disclosure of financial assets [line items]
Assets	7,137	6,521
Liabilities	$ 6,855	$ 6,182